Income Taxes (Effects Of Temporary Differences That Comprise Net Deferred Income Tax Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Deferred tax assets, Retirement benefit liabilities	$ 213		$ 210
Deferred tax assets, Environmental remediation liabilities	39		40
Deferred tax assets, Other liabilities not yet deductible	235		171
Deferred tax assets, Inventories			75
Deferred tax assets, Federal net operating loss carryforward	24	[1]
Deferred tax assets, Federal tax credit carryforwards	79	[2]	55	[2]
Deferred tax assets, State net operating loss carryforwards, net of federal income tax effects	79	[3]	89	[3]
Deferred tax assets, Valuation allowance for state net operating loss carryforwards, net of federal income tax effects	(38)		(22)
Deferred tax assets, Other	14		11
Deferred tax assets, Total	645		629
Deferred tax liabilities, Properties, plants and equipment	(479)		(1,563)
Deferred tax liabilities, Investment in partnerships	(354)		(320)
Deferred tax liabilities, Other	(2)		(7)
Deferred tax liabilities, Total	(835)		(1,890)
Net deferred income tax liability	(190)		(1,261)
Tax credit carryforwards	49
Net operating loss carryforward	122
Current asset	286		129
Noncurrent asset	68
Noncurrent liability	$ (544)		$ (1,390)

[1]	The federal net operating loss carryforward expires in 2031.
[2]	Includes $49 million of tax credit carryforwards which will expire in 2030 and 2031 while the remaining credits have no expiration date.
[3]	The state net operating loss carryforward of $122 million at December 31, 2011 expires from 2019 through 2030.